Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000022009 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022009 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022009 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022009 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022009 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022009 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000022009 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022009 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022009 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022009 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022009 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022009 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022009 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022009 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022009 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022009 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022009 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022009 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022009 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022009 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022009 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022009 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022009 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022009 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022009 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022009 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000022009 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022009 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000022009 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022009 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022010 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022010 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022010 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022010 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022010 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022010 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000022010 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022010 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022010 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022010 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022010 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022010 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022010 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022010 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022010 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022010 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022010 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022010 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022010 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022010 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022010 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022010 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022010 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022010 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022010 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022010 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000022010 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022010 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000022010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022010 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022011 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022011 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022011 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022011 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022011 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022011 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000022011 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022011 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022011 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022011 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022011 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022011 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022011 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022011 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022011 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022011 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022011 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022011 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022011 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022011 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022011 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022011 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022011 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022011 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022011 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022011 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000022011 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022011 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000022011 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022011 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022018 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022018 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022018 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022018 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022018 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022018 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022018 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022018 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022018 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022018 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022018 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022018 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022018 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022018 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022018 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022018 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022018 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022018 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022018 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022018 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022018 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022018 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000022018 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022018 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022018 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022018 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022018 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022018 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022018 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022018 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000022018 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021957 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021957 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021957 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021957 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021957 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021957 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021957 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021957 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021957 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021957 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021957 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021957 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021957 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021957 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021957 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021957 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000021957 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021957 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021958 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021958 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021958 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021958 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021958 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021958 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021958 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021958 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021958 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021958 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021958 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021958 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021958 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021958 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021958 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000021958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021958 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021959 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021959 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021959 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021959 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021959 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021959 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021959 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021959 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021959 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021959 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021959 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021959 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021959 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021959 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021959 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000021959 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021959 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021966 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021966 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021966 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021966 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021966 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021966 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021966 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021966 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021966 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021966 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021966 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021966 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021966 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021966 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021966 [Member] | Telecommunciations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021966 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021966 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021966 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000021967 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021967 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021967 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021967 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021967 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021967 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021967 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021967 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021967 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021967 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021967 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021967 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021967 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021967 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021967 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021967 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021967 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000021968 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021968 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021968 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021968 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021968 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021968 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021968 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021968 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021968 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021968 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021968 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021968 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021968 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021968 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021968 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021968 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000021968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021968 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000022021 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022021 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022021 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022021 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022021 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022021 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022021 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022021 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022021 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022021 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022021 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022021 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022021 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022021 [Member] | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022021 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022021 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022021 [Member] | Telecommunciations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022021 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000022021 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022021 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022021 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022021 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022021 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022021 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022021 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022021 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000022021 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022022 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022022 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022022 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022022 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022022 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022022 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022022 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022022 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022022 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022022 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022022 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022022 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022022 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022022 [Member] | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022022 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022022 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022022 [Member] | Auto Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022022 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000022022 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022022 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022022 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022022 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022022 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022022 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022022 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022022 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000022022 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022023 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022023 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022023 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022023 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022023 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022023 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022023 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022023 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022023 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022023 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022023 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022023 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022023 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022023 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022023 [Member] | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022023 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022023 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000022023 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022023 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022023 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022023 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022023 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022023 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022023 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000022023 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022029 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000022029 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%	[1]
C000022029 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
C000022029 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[1]
C000022029 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
C000022029 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000022029 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
C000022029 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022029 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022029 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022029 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022029 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000022029 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022029 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022029 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000022029 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022030 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000022030 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%	[2]
C000022030 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000022030 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[2]
C000022030 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000022030 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000022030 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[2]
C000022030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022030 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022030 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022030 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022030 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000022030 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022030 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022030 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000022030 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022031 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000022031 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%	[3]
C000022031 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[3]
C000022031 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[3]
C000022031 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000022031 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000022031 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[3]
C000022031 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022031 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022031 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022031 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022031 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000022031 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022031 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022031 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000022031 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021981 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021981 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021981 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021981 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021981 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021981 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000021981 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021981 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021981 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021981 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000021981 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021981 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021981 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000021981 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021981 [Member] | Household Products Wares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021981 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021981 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021982 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021982 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021982 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021982 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021982 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021982 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000021982 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021982 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021982 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021982 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000021982 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021982 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021982 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000021982 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021982 [Member] | Household Products Wares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021982 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021982 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021982 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021983 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021983 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021983 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021983 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021983 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021983 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000021983 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021983 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021983 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021983 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000021983 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021983 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021983 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000021983 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021983 [Member] | Household Products Wares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021983 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000021983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021983 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021990 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021990 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021990 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000021990 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021990 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021990 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021990 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021990 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021990 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021990 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021990 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021990 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021990 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021990 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021990 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021990 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021990 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000021991 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021991 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021991 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000021991 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021991 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021991 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021991 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021991 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021991 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021991 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021991 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021991 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021991 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021991 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021991 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000021991 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021991 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000022001 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022001 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022001 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022001 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000022001 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022001 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022001 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022001 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022001 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022001 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022001 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022001 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022001 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000022001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022001 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022001 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022002 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022002 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022002 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022002 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000022002 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022002 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022002 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022002 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022002 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022002 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022002 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022002 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022002 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022002 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000022002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022002 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022002 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022003 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022003 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022003 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000022003 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022003 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022003 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022003 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022003 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022003 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022003 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022003 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022003 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022003 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022003 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000022003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022003 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022003 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021963 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021963 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000021963 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021963 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021963 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021963 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021963 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021963 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021963 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021963 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021963 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021963 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021963 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021963 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021963 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021963 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021963 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021963 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021964 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021964 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021964 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000021964 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021964 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021964 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021964 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021964 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021964 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021964 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021964 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021964 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021964 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021964 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021964 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021964 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021964 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021964 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021965 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021965 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021965 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000021965 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021965 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021965 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021965 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021965 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021965 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021965 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021965 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021965 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021965 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021965 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021965 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021965 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021965 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021975 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021975 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021975 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021975 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021975 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021975 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021975 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021975 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021975 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021975 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021975 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021975 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021975 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021975 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021975 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021975 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021976 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021976 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021976 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021976 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021976 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021976 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021976 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021976 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021976 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021976 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021976 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021976 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021976 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021976 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021976 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021976 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021977 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021977 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021977 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021977 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021977 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021977 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021977 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021977 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021977 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021977 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021977 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021977 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021977 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021977 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021977 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021977 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021977 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021987 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021987 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021987 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021987 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021987 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021987 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021987 [Member] | Hotel REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021987 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021987 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021987 [Member] | Warehouse Industrial REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000021987 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000021987 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000021987 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021988 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021988 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021988 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021988 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021988 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021988 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021988 [Member] | Hotel REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021988 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021988 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021988 [Member] | Warehouse Industrial REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000021988 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000021988 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000021988 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021989 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021989 [Member] | Health Care REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021989 [Member] | Storage REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021989 [Member] | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021989 [Member] | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021989 [Member] | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021989 [Member] | Hotel REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021989 [Member] | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021989 [Member] | Apartment REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000021989 [Member] | Warehouse Industrial REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000021989 [Member] | Diversified REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000021989 [Member] | Office Property REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000021989 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021953 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000021953 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%	[4]
C000021953 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[4]
C000021953 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[4]
C000021953 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[4]
C000021953 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021953 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000021953 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021953 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000021953 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021953 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021954 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
C000021954 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%	[5]
C000021954 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[5]
C000021954 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[5]
C000021954 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[5]
C000021954 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021954 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000021954 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021954 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000021954 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021954 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021955 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[6]
C000021955 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%	[6]
C000021955 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%	[6]
C000021955 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	32.90%	[6]
C000021955 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[6]
C000021955 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021955 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000021955 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021955 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000021955 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021955 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021960 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021960 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021960 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021960 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021960 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021960 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021960 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021960 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021960 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021960 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021960 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021960 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021960 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021960 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021960 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000021960 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021961 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021961 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021961 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021961 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021961 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021961 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021961 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021961 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021961 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021961 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021961 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021961 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021961 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021961 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021961 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021961 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000021961 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021962 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021962 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021962 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021962 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021962 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021962 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021962 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021962 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021962 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021962 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021962 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000021962 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021962 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021962 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021962 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000021962 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021969 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021969 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021969 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021969 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021969 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021969 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000021969 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000021969 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021969 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021969 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021969 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021969 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021969 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021969 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021969 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000021969 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000021969 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021970 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021970 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021970 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021970 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021970 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021970 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000021970 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000021970 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021970 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021970 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021970 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021970 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021970 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021970 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021970 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000021970 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000021970 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021971 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021971 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021971 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021971 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021971 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021971 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000021971 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000021971 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021971 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021971 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021971 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021971 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021971 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021971 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021971 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000021971 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000021971 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169131 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169131 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000169131 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169131 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000169131 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000169131 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169131 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169131 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109363 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000109363 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000109363 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000109363 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000109363 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109363 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109363 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000199999 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000199999 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000199999 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000199999 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000200000 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000200000 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000200000 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200000 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000222243 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222243 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000222243 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000222243 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000222244 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222244 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000222244 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000222244 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022019 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022019 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022019 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022019 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022019 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022019 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022019 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022019 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022019 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022019 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022019 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022019 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022019 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022019 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022019 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022019 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022019 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022019 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022019 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022019 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022019 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022019 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000022019 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022019 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022019 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022019 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022019 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022019 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022019 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022019 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000022019 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022020 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022020 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022020 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022020 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022020 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022020 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022020 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022020 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022020 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022020 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022020 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022020 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022020 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022020 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022020 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022020 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022020 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022020 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022020 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022020 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022020 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022020 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000022020 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022020 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022020 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022020 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022020 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022020 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022020 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022020 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000022020 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022026 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[7]
C000022026 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[7]
C000022026 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[7]
C000022026 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%	[7]
C000022026 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[7]
C000022026 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[7]
C000022026 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022026 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022026 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022026 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022026 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022026 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022026 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022026 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022026 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022026 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022026 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022026 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022026 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022026 [Member] | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022026 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022026 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022026 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022026 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000022027 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000022027 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[8]
C000022027 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[8]
C000022027 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%	[8]
C000022027 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000022027 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[8]
C000022027 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022027 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022027 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022027 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022027 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022027 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022027 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022027 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022027 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022027 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022027 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022027 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022027 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022027 [Member] | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022027 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022027 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022027 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022027 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022027 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000022028 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[9]
C000022028 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[9]
C000022028 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%	[9]
C000022028 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%	[9]
C000022028 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[9]
C000022028 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[9]
C000022028 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022028 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022028 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022028 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022028 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022028 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022028 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022028 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022028 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022028 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022028 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022028 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022028 [Member] | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022028 [Member] | Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022028 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022028 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022028 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022028 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022028 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000021956 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021956 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021956 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021956 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021956 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021956 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021956 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021956 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021956 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021956 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021956 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021956 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021956 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021956 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021956 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021956 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000021956 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021956 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021956 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183180 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183180 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000183180 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000183180 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183180 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000183180 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000183180 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183180 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000183180 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000183180 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183180 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000183180 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183180 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183180 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183180 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000183180 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000183180 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183180 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183180 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109739 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109739 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000109739 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000109739 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109739 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000109739 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000109739 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000109739 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109739 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000109739 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109739 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109739 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000109739 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109739 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000109739 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000109739 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109739 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109739 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109739 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000109739 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000109739 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000109739 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000109739 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000109739 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000109739 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000109739 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109739 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109739 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000109739 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022024 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022024 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022024 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022024 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022024 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022024 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022024 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022024 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022024 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022024 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022024 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022024 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022024 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022024 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022024 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022024 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022024 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022024 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022024 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022024 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022024 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022024 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022024 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000022024 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022024 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022024 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022024 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022024 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022025 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022025 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022025 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022025 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022025 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022025 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022025 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022025 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022025 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022025 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022025 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022025 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022025 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022025 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022025 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022025 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022025 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022025 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022025 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000022025 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022025 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022025 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022025 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000022025 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022025 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022025 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022025 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022025 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022035 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022035 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022035 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022035 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022035 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022035 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022035 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022035 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022035 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022035 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022035 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022035 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022035 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022035 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022035 [Member] | U S Government And Agency Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022035 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000022035 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022035 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000022035 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022035 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022035 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022035 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022035 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022036 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022036 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022036 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022036 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022036 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022036 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022036 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022036 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022036 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022036 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022036 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022036 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022036 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022036 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022036 [Member] | U S Government And Agency Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000022036 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022036 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000022036 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022036 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022036 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022036 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022036 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022037 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022037 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022037 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022037 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022037 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022037 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022037 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022037 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022037 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022037 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022037 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022037 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022037 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022037 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022037 [Member] | U S Government And Agency Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000022037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022037 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000022037 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022037 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022037 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022037 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022037 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000169135 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[10]
C000169135 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[10]
C000169135 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[10]
C000169135 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[10]
C000169135 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[10]
C000169135 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10]
C000169135 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[10]
C000169135 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10]
C000169135 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169135 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.50%)
C000169135 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169135 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169135 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000169135 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169135 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169135 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000169135 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000169135 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169135 [Member] | Reverse Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000125868 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000125868 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.10%	[11]
C000125868 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[11]
C000125868 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[11]
C000125868 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[11]
C000125868 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[11]
C000125868 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[11]
C000125868 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[11]
C000125868 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125868 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.50%)
C000125868 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125868 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125868 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000125868 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000125868 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125868 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000125868 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000125868 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125868 [Member] | Reverse Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000199991 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000199991 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199991 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000199991 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199991 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000199991 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199991 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000199991 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199991 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199991 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199991 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199991 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199991 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199991 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199991 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000199991 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199991 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199992 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000199992 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199992 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000199992 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199992 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000199992 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199992 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000199992 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199992 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199992 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000199992 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199992 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199992 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199992 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199992 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000199992 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199992 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199998 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199998 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000199998 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000199998 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000199997 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199997 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000199997 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000199997 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000214976 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214976 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214976 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214976 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214976 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214976 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000214976 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214976 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214976 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214976 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214976 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214976 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214976 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214976 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000214976 [Member] | Auto Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000214976 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214976 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000214975 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214975 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214975 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214975 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214975 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214975 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000214975 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214975 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214975 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214975 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214975 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214975 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214975 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214975 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214975 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000214975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000214975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000214975 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022012 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022012 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022012 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022012 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022012 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022012 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022012 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022012 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022012 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022012 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022012 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022012 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022012 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022012 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022012 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022012 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022012 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022012 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022012 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022012 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022012 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022012 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022012 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022012 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000022012 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000022012 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022013 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022013 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022013 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022013 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022013 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022013 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022013 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022013 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022013 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022013 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022013 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022013 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022013 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022013 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022013 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022013 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022013 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022013 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022013 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022013 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022013 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022013 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022013 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022013 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000022013 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000022013 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022014 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022014 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022014 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022014 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022014 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022014 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022014 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022014 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022014 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022014 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022014 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022014 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022014 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022014 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022014 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022014 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022014 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022014 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022014 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022014 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022014 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022014 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022014 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022014 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000022014 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000022014 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000177079 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177079 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000177079 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000177079 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000177080 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177080 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000177080 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000177080 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021998 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021998 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021998 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021998 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021998 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021998 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021998 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021998 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021998 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021998 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021998 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021998 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021998 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021998 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021998 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021998 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000021998 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021999 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021999 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021999 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021999 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021999 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021999 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021999 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021999 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021999 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021999 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021999 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021999 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021999 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021999 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021999 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021999 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000021999 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022000 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022000 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022000 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022000 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022000 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022000 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022000 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022000 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022000 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022000 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022000 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022000 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022000 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022000 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022000 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000022000 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000177071 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177071 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000177071 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177071 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000177071 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177071 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000177071 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177071 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177071 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177071 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177071 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177071 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177071 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177071 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177071 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177071 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177071 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000177071 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000177071 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000177071 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000177071 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000177071 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000177071 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000177071 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000177071 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177071 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177071 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177071 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177071 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000177071 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177071 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177071 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177071 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177072 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177072 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000177072 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000177072 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177072 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000177072 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177072 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000177072 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177072 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177072 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000177072 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177072 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177072 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177072 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177072 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177072 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177072 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177072 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000177072 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000177072 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000177072 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000177072 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000177072 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000177072 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000177072 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177072 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177072 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177072 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177072 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000177072 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177072 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177072 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177072 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021984 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000021984 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[12]
C000021984 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[12]
C000021984 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[12]
C000021984 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%	[12]
C000021984 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[12]
C000021984 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[12]
C000021984 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[12]
C000021984 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[12]
C000021984 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021984 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000021984 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021984 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021984 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021984 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021984 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021984 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021984 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021984 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021984 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021984 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021984 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021984 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021984 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021984 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021984 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000021984 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021985 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[13]
C000021985 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[13]
C000021985 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13]
C000021985 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[13]
C000021985 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%	[13]
C000021985 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[13]
C000021985 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[13]
C000021985 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[13]
C000021985 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[13]
C000021985 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021985 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000021985 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021985 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021985 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021985 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021985 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021985 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021985 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021985 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021985 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021985 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021985 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021985 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021985 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021985 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021985 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000021985 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021986 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[14]
C000021986 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[14]
C000021986 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000021986 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%	[14]
C000021986 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%	[14]
C000021986 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[14]
C000021986 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[14]
C000021986 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[14]
C000021986 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[14]
C000021986 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021986 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000021986 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021986 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021986 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021986 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021986 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021986 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021986 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021986 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021986 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021986 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021986 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021986 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021986 [Member] | Telecommunciations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021986 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021986 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000021986 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171603 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171603 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171603 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171603 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171603 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171603 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171603 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171603 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171603 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171603 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171603 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171603 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171603 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171603 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171603 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171603 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171603 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000171603 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171603 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171603 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171603 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000171603 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000171603 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171603 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171603 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000171603 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164958 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164958 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000164958 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164958 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164958 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164958 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164958 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164958 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000164958 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164958 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164958 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000164958 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164958 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164958 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164958 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000164958 [Member] | Auto Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164958 [Member] | Telecommunciations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164958 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000164958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000164958 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000164958 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164958 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000164958 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022032 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022032 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022032 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022032 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022032 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022032 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022032 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022032 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022032 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022032 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022032 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022032 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022032 [Member] | U S Government And Agency Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022032 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022032 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022032 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000022032 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022032 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022032 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022032 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022032 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022032 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022032 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022032 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022032 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022033 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022033 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022033 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022033 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022033 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022033 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022033 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022033 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022033 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022033 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022033 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022033 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022033 [Member] | U S Government And Agency Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022033 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022033 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022033 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000022033 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022033 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022033 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022033 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022033 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022033 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022033 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022033 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022033 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022034 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022034 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022034 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022034 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022034 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022034 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022034 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022034 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022034 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022034 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022034 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022034 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022034 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022034 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022034 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022034 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000022034 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022034 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022034 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022034 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022034 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022034 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022034 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022034 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022034 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169132 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169132 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000169132 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000169132 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000169132 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000169132 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169132 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169132 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000115991 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115991 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000115991 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000115991 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000115991 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000115991 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115991 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000115991 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171604 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171604 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171604 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[15]
C000171604 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[15]
C000171604 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[15]
C000171604 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	67.20%	[15]
C000171604 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[15]
C000171604 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[15]
C000171604 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171604 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171604 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000171604 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171604 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171604 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171604 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171604 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171604 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171604 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171604 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171604 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171604 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171604 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171604 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171604 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171604 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171604 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000164959 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164959 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000164959 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[16]
C000164959 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[16]
C000164959 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[16]
C000164959 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	67.20%	[16]
C000164959 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[16]
C000164959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[16]
C000164959 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164959 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164959 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000164959 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164959 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164959 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000164959 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164959 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164959 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164959 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164959 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164959 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164959 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164959 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164959 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164959 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164959 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164959 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164959 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164959 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164959 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.60%
C000021992 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021992 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021992 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021992 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021992 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021992 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021992 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021992 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021992 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021992 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021992 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021992 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021992 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021992 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021992 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000021992 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021992 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021993 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021993 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021993 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021993 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021993 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021993 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021993 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021993 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021993 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021993 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021993 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021993 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021993 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021993 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021993 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000021993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021993 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021994 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021994 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021994 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021994 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021994 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021994 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021994 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021994 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021994 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021994 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021994 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021994 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021994 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021994 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021994 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000021994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021994 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000109738 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109738 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109738 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000109738 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109738 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109738 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109738 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109738 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109738 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109738 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109738 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000109738 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109738 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109738 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109738 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109738 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000109738 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022007 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022007 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022007 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022007 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022007 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022007 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022007 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022007 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022007 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022007 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022007 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022007 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022007 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022007 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022007 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022007 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000022007 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022008 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022008 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022008 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022008 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022008 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022008 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022008 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022008 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022008 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022008 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022008 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022008 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022008 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022008 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022008 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022008 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000022008 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022015 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.60%)
C000022015 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022015 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[17]
C000022015 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%	[17]
C000022015 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[17]
C000022015 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[17]
C000022015 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17]
C000022015 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[17]
C000022015 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000022015 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022015 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022015 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022015 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000022015 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022015 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000022016 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.60%)
C000022016 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022016 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[18]
C000022016 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%	[18]
C000022016 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[18]
C000022016 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[18]
C000022016 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[18]
C000022016 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[18]
C000022016 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000022016 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022016 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022016 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022016 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000022016 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022016 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000022017 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.60%)
C000022017 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022017 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[19]
C000022017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%	[19]
C000022017 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[19]
C000022017 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[19]
C000022017 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[19]
C000022017 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[19]
C000022017 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19]
C000022017 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022017 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022017 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022017 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000022017 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022017 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000171605 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171605 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171605 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171605 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171605 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171605 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171605 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171605 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171605 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171605 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171605 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171605 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171605 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171605 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171605 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000171605 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000171605 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171605 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000171605 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171605 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171605 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171605 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171605 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171605 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000171605 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171605 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171605 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164960 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164960 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164960 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164960 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164960 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000164960 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164960 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164960 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164960 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164960 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164960 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164960 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164960 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164960 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164960 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000164960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000164960 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000164960 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000164960 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164960 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164960 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000164960 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164960 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164960 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000164960 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164960 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164960 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177073 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000177073 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177073 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177073 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177073 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177073 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177073 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177073 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177073 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177073 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177073 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000177073 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177073 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177073 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177073 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000177073 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000177073 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177073 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177073 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177073 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177074 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000177074 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177074 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177074 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177074 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177074 [Member] | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177074 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000177074 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177074 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177074 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177074 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000177074 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177074 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177074 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177074 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000177074 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000177074 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177074 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177074 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177074 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000177078 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177078 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000177078 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000177078 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000177077 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177077 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000177077 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000177077 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000191735 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191735 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191735 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000191735 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191735 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191735 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000191735 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000191735 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191735 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191735 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191735 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191735 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000191735 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191735 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000191735 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000191735 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000191735 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000191735 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000191735 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000191735 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000191735 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191736 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191736 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000191736 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191736 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191736 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000191736 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000191736 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191736 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000191736 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191736 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191736 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000191736 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000191736 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000191736 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191736 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000191736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000191736 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000191736 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000191736 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000191736 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000191736 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000191736 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000177069 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[20]
C000177069 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%	[20]
C000177069 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[20]
C000177069 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[20]
C000177069 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[20]
C000177069 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[20]
C000177069 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[20]
C000177069 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177069 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000177069 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177069 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177069 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177069 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177069 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177069 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177069 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177069 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177069 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177069 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177069 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177069 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000177069 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177069 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177069 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000177069 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000177069 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177069 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177070 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[21]
C000177070 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%	[21]
C000177070 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[21]
C000177070 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[21]
C000177070 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[21]
C000177070 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[21]
C000177070 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[21]
C000177070 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177070 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000177070 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177070 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177070 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177070 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177070 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177070 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177070 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177070 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177070 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177070 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177070 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177070 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000177070 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177070 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177070 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000177070 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000177070 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177070 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177075 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177075 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177075 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000177075 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177075 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177075 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177075 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177075 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177075 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177075 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177075 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177075 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177075 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000177075 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000177075 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177075 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000177075 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177075 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177075 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177075 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000177076 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177076 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177076 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000177076 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177076 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000177076 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177076 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177076 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177076 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177076 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177076 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177076 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177076 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000177076 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000177076 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177076 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000177076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000177076 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177076 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177076 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193969 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193969 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193969 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193969 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193969 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193969 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193969 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193969 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193969 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193969 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193969 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193969 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193969 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193969 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193969 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193969 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000193969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193969 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193969 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193969 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193969 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193969 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193969 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193969 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193970 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193970 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193970 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193970 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193970 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193970 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193970 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193970 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193970 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193970 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193970 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193970 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193970 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193970 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193970 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193970 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000193970 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193970 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193970 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193970 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193970 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193970 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193970 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193970 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000199989 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000199989 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199989 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199989 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000199989 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199989 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199989 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199989 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199989 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199989 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000199989 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199989 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000199989 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000199989 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199989 [Member] | Auto Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000199989 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199989 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199990 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000199990 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199990 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199990 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000199990 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199990 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199990 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199990 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199990 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199990 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000199990 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199990 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000199990 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000199990 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199990 [Member] | Auto Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000199990 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199990 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193967 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193967 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193967 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193967 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000193967 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193967 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193967 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193967 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193967 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193967 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193967 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193967 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193967 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193967 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193967 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193967 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000193967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000193967 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193967 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193968 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193968 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193968 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193968 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000193968 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193968 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193968 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193968 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193968 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193968 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193968 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193968 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193968 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193968 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193968 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193968 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000193968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000193968 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193968 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193973 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[22]
C000193973 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%	[22]
C000193973 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[22]
C000193973 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[22]
C000193973 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[22]
C000193973 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193973 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193973 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193973 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193973 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193973 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193973 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193973 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193973 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193973 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193973 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193973 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193973 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193973 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000193973 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193973 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193973 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000193973 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000193973 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193973 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193974 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[23]
C000193974 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%	[23]
C000193974 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[23]
C000193974 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[23]
C000193974 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[23]
C000193974 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193974 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193974 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193974 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193974 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193974 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193974 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193974 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193974 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193974 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193974 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193974 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193974 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193974 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000193974 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193974 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193974 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000193974 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000193974 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193974 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193971 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000193971 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193971 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000193971 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000193971 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193971 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193972 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000193972 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193972 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000193972 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000193972 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193972 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177081 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177081 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000177081 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000177081 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000177082 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000177082 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000177082 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000177082 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000199993 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199993 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199993 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199993 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000199993 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199993 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199993 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199993 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000199993 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199993 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199993 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199993 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199993 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199993 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199993 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000199993 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199993 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199993 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199993 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000199993 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000199993 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199993 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199993 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199993 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000199993 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199993 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199993 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000199993 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199993 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199993 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199994 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199994 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199994 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199994 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199994 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000199994 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199994 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199994 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199994 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000199994 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000199994 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199994 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199994 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199994 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199994 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199994 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000199994 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199994 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000199994 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000199994 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000199994 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199994 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000199994 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199994 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000199994 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199994 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000199994 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000199994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199994 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199994 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199995 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199995 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000199995 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000199995 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000199996 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000199996 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000199996 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000199996 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000211493 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211493 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211493 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211493 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000211493 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211493 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211493 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211493 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211493 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211493 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000211493 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211493 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211493 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211493 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211493 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211493 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211493 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211493 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000211493 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000211493 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211493 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000211493 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211493 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211493 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211493 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000211493 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211493 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211493 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211493 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211493 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211493 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000211493 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211494 [Member] | Other assets less liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211494 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211494 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000211494 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211494 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211494 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211494 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211494 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211494 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000211494 [Member] | Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000211494 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211494 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211494 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211494 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211494 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000211494 [Member] | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211494 [Member] | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211494 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000211494 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000211494 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211494 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000211494 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211494 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211494 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211494 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000211494 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211494 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211494 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211494 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211494 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211494 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000211494 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[2]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[3]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[4]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[5]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[6]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[7]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[8]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[9]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[10]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[11]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[12]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[13]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[14]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[15]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[16]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[17]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[18]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[19]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[20]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[21]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[22]	Amounts presented exclude short-term securities. The ratings source is Moody's.
[23]	Amounts presented exclude short-term securities. The ratings source is Moody's.